Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands		Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	Previously Reported [Member]	Revision of Prior Period, Error Correction, Adjustment [Member] Common Stock [Member]	Revision of Prior Period, Error Correction, Adjustment [Member] Additional Paid-in Capital [Member]	Revision of Prior Period, Error Correction, Adjustment [Member] Retained Earnings [Member]	Revision of Prior Period, Error Correction, Adjustment [Member] AOCI Attributable to Parent [Member]	Revision of Prior Period, Error Correction, Adjustment [Member]	Revision of Prior Period, Reclassification, Adjustment [Member] Common Stock [Member]	[1]	Revision of Prior Period, Reclassification, Adjustment [Member] Additional Paid-in Capital [Member] [1]	Revision of Prior Period, Reclassification, Adjustment [Member] Retained Earnings [Member] [1]	Revision of Prior Period, Reclassification, Adjustment [Member] AOCI Attributable to Parent [Member]	[1]	Revision of Prior Period, Reclassification, Adjustment [Member]	[1]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		AOCI Attributable to Parent [Member]		Total
Balance at Dec. 31, 2021				$ (5,877)	$ (65)	$ (5,942)	$ 6	$ (6)						$ 6	$ (6)	$ (13)		$ (13)		$ 6	[2]		[2]	$ (5,883)	[2]	$ (78)	[2]	$ (5,955)	[2]
Balance, shares at Dec. 31, 2021		2,000					64,624,430													64,626,430
Foreign currency translation adjustment																										753		753
Net loss																								(4,887)				(4,887)
Balance at Dec. 31, 2022				(10,764)	675	(10,089)	$ 6	(6)						6	(6)					$ 6	[2]		[2]	(10,770)	[2]	675	[2]	(10,089)	[2]
Balance, shares at Dec. 31, 2022		2,000					64,624,430													64,626,430	[2]
Net loss						(2,165)																						(1,672)
Balance at Mar. 31, 2023						(12,517)																						(12,024)
Balance at Dec. 31, 2022				(10,764)	675	(10,089)	$ 6	(6)						6	(6)					$ 6	[2]		[2]	(10,770)	[2]	675	[2]	(10,089)	[2]
Balance, shares at Dec. 31, 2022		2,000					64,624,430													64,626,430	[2]
Net loss						(4,673)																						(3,778)
Balance at Jun. 30, 2023						(15,408)																						(14,513)
Balance at Dec. 31, 2022				$ (10,764)	$ 675	(10,089)	$ 6	$ (6)						$ 6	$ (6)					$ 6	[2]		[2]	(10,770)	[2]	675	[2]	(10,089)	[2]
Balance, shares at Dec. 31, 2022		2,000					64,624,430													64,626,430	[2]
Foreign currency translation adjustment																										(264)		(264)
Net loss																								(535)				(535)
Reclassification of additional paid-in-capital	[3]																					(6)		6
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date (Note 3)																						3,685						$ 3,685
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date, shares																				373,570								373,570
Issuance of common stock upon conversion of MURF Class A & Class B common stock in connection with merger (Note 3)																				$ 1		(15,219)						$ (15,219)
Issuance of common stock upon conversion of MURF Class A & Class B common stock in connection with merge, shares																				4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing (Note 3)																						19,779						19,779
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares																				2,000,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC																						151						151
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC, shares																				395,460
Issuance of Conduit Pharmaceuticals Inc. common stock to Vela Technologies PLC																						544						544
Issuance of Conduit Pharmaceuticals Inc. common stock to Vela Technologies PLC, shares																				1,015,760
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger, shares																				1,300,000
Reduction of excise tax liability associated with the Merger (Note 3)																						1,141						1,141
Capital contribution - related party																						150						150
Stock-based compensation																						199						199
Balance at Dec. 31, 2023																				$ 7		$ 10,424		$ (11,299)		$ 411		(457)
Balance, shares at Dec. 31, 2023																				73,829,536
Balance at Mar. 31, 2023						(12,517)																						(12,024)
Net loss						(2,508)																						(2,106)
Balance at Jun. 30, 2023						$ (15,408)																						$ (14,513)

[1]	Reclassification is made as additional paid-in capital cannot be presented as a negative for either its beginning or ending balance.
[2]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[3]	Reclassification is made as the impact of the retroactive application of the Merger can be shown as a reduction to additional paid-in capital during the period as presenting the reduction does not result in additional paid-in capital being presented as a negative for its ending balance.